Deposits - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Time Deposits, Fiscal Year Maturity [Abstract]
Aggregate amount of time deposits with a minimum denomination of $100,000	$ 16.4	$ 18.1